Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Treasury Stock CNY (¥) shares	Statutory Reserves CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive loss CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 9,235	¥ 393	¥ (1,146)	¥ 508,739	¥ 1,479,494	¥ (65,429)	¥ 113,182	¥ 2,044,468
Balance (in Shares) at Dec. 31, 2019 | shares	1,252,367,264		178,475,480
Cumulative-effect adjustment to beginning balance from adoption of ASU 2016-13					(7,523)			(7,523)
Net income (loss)					268,254		7,923	276,177
Foreign currency translation						9,639		9,639
Cancellation of treasury shares	¥ (1,146)		¥ 1,146
Cancellation of treasury shares (in Shares) | shares	(178,475,480)		(178,475,480)
Share-based compensation		(393)						(393)
Provision for statutory reserves				45,172	(45,172)
Distribution of dividend					(388,499)			(388,499)
Unrealized net gains (loss) on available-for-sale investments						23,811		23,811
Share of other comprehensive loss of affiliates						(3,016)		(3,016)
Balance at Dec. 31, 2020	¥ 8,089			553,911	1,306,554	(34,995)	121,105	1,954,664
Balance (in Shares) at Dec. 31, 2020 | shares	1,073,891,784
Net income (loss)					250,989		8,952	259,941
Foreign currency translation						(9,116)		(9,116)
Provision for statutory reserves				3,310	(3,310)
Distribution of dividend					(242,518)		(7,580)	(250,098)
Unrealized net gains (loss) on available-for-sale investments						6,252		6,252
Share of other comprehensive loss of affiliates						(1,281)		(1,281)
Balance at Dec. 31, 2021	¥ 8,089			557,221	1,311,715	(39,140)	122,477	1,960,362
Balance (in Shares) at Dec. 31, 2021 | shares	1,073,891,784
Net income (loss)					100,272		(14,549)	85,723	$ 12,429
Foreign currency translation						3,728		3,728
Exercise of share options	¥ 2							2
Exercise of share options (in Shares) | shares	400,000
Repurchase of ordinary shares from open market			¥ (10)		(3,974)			(3,984)
Repurchase of ordinary shares from open market (in Shares) | shares			1,449,300
Share-based compensation		461						461
Provision for statutory reserves				2,299	(2,299)
Cash dividend					(52,069)			(52,069)
Pro rata distribution of equity method investee’s shares to shareholders (Note 8)					(265,661)			(265,661)
Unrealized net gains (loss) on available-for-sale investments						(1,919)		(1,919)
Share of other comprehensive gain of affiliates						4,688		4,688
Share of other comprehensive gain of affiliates (in Shares) | shares
Share of other comprehensive loss of affiliates								4,688	680
Balance at Dec. 31, 2022	¥ 8,091	461	¥ (10)	559,520	1,087,984	(32,643)	107,928	1,731,331	$ 251,020
Balance (in Shares) at Dec. 31, 2022 | shares	1,074,291,784		1,449,300
Balance at Dec. 31, 2022	¥ 1,173	¥ 67	¥ (1)	¥ 81,123	¥ 157,743	¥ (4,733)	¥ 15,648	¥ 251,020
Balance (in Shares) at Dec. 31, 2022 | shares	1,074,291,784		1,449,300